UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  028-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

 /s/   Timothy K. McManus     New York, New York     February 14, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $755,327 (thousands)


All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103    17290  1799206 SH       SOLE    NONE          1799206        0        0
FACEBOOK INC                   CL A             30303M102    26896  1010000 SH       SOLE    NONE          1010000        0        0
GOOGLE INC                     CL A             38259P508   197628   278596 SH       SOLE    NONE           278596        0        0
HEXCEL CORP NEW                COM              428291108    35879  1330807 SH       SOLE    NONE          1330807        0        0
LAUDER ESTEE COS INC           CL A             518439104    95719  1599054 SH       SOLE    NONE          1599054        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106   116421  1766900 SH       SOLE    NONE          1766900        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    37496  1929785 SH       SOLE    NONE          1929785        0        0
PACTERA TECHNOLOGY INTL LTD    SPONSORED ADR    695255109     1452   182916 SH       SOLE    NONE           182916        0        0
SINA CORP                      ORD              G81477104    59365  1182100 SH       SOLE    NONE          1182100        0        0
SOUFUN HLDGS LTD               ADR              836034108     8297   331881 SH       SOLE    NONE           331881        0        0
STARBUCKS CORP                 COM              855244109    22504   419700 SH       SOLE    NONE           419700        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    19768  2059215 SH       SOLE    NONE          2059215        0        0
VEECO INSTRS INC DEL           COM              922417100    27777   940957 SH       SOLE    NONE           940957        0        0
YELP INC                       CL A             985817105    18375   974795 SH       SOLE    NONE           974795        0        0
YUM BRANDS INC                 COM              988498101    70460  1061150 SH       SOLE    NONE          1061150        0        0